Structured entities - Nature of interest (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	£ 191,845	£ 204,236
Financial assets at fair value through other comprehensive income	51,010	51,423
Loans and advances at amortised cost	144,827	146,201
Debt instruments held at amortised cost	50,227	39,046
Other assets	3,250	4,701
Total assets	1,218,524	1,185,166	£ 1,203,500
Total
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,268	1,099
Financial assets at fair value through other comprehensive income	4,852	838
Loans and advances at amortised cost	46,554	34,162
Debt instruments held at amortised cost	15,438	9,217
Other assets	0	130
Total assets	68,112	45,446
Total off-balance sheet notional amounts	37,263	24,528
Maximum exposure to loss	105,375	69,974
Total assets of the entity	292,800	279,984
Total | Barclays Bank Group owned, not consolidated entities
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	907
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt instruments held at amortised cost	0	0
Other assets	0	0
Total assets	0	907
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	0	907
Total assets of the entity	0	1,869
Multi-seller conduit programme
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	11,103	8,903
Debt instruments held at amortised cost	0	0
Other assets	0	38
Total assets	11,103	8,941
Total off-balance sheet notional amounts	11,530	11,947
Maximum exposure to loss	22,633	20,888
Total assets of the entity	41,431	35,439
Lending
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	0	3
Financial assets at fair value through other comprehensive income	3,206	638
Loans and advances at amortised cost	35,451	25,259
Debt instruments held at amortised cost	0	0
Other assets	0	88
Total assets	38,657	25,988
Total off-balance sheet notional amounts	25,733	12,581
Maximum exposure to loss	64,390	38,569
Total assets of the entity	199,000	160,438
Other
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement	1,268	1,096
Financial assets at fair value through other comprehensive income	1,646	200
Loans and advances at amortised cost	0	0
Debt instruments held at amortised cost	15,438	9,217
Other assets	0	4
Total assets	18,352	10,517
Total off-balance sheet notional amounts	0	0
Maximum exposure to loss	18,352	10,517
Total assets of the entity	£ 52,369	£ 84,107